Supplemental Oil and Gas Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of product prices used for valuing the reserves
Property acquisition costs, proved	$ 278,246	$ 404,116	$ 299,226
Exploration and extension well costs	42,430	40,034	9,553
Development (1)	62,472	62,411	12,577
Total	$ 383,148	$ 506,561	$ 321,356